Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Total deferred tax asset	$ 9,100	$ 7,759
Less valuation allowance	(9,100)	(7,759)
Net deferred tax asset	0	0
Deferred tax liabilities:
Entrance tax	1,402	2,141	3,000
Total deferred tax liabilities	1,402	2,141
Net deferred tax liabilities	1,402	2,141		2,807
Norwegian Ordinary Tax Regime [Member]
Deferred tax assets:
Tax loss carry forwards	9,100	7,718
Interest Rate Swap Contracts [Member]
Deferred tax assets:
Interest rate swaps		$ 41